Investments in Associates and Joint Ventures - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value		€ 1,203	€ 1,088
Accumulated impairments		15	33
Share of result from associates and joint ventures	[1]	143	178	€ 88
Gain on disposal of shares	[1]	€ (123)	1	1
Disposals and held for sales			€ 245
Top of range [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of ownership interest		20.00%
TMB Public Company Limited. [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of ownership interest		30.00%	30.00%
Balance sheet value		€ 991	€ 877
Share of result from associates and joint ventures		117	67
Associates and joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value		1,203	1,088	€ 1,141
Share of result from associates and joint ventures		146	178
Disposals and held for sales		116	245
Appia Group [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Gain on disposal of shares			97
Disposals and held for sales			€ 146
Individually insignificant associates and joint ventures [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value		€ 50

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.